Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
April 26, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia ETF Trust I (the Registrant) Columbia Research Enhanced Real Estate ETF
Post-Effective Amendment No. 32
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 32 (Amendment). This Amendment was filed electronically on March 31, 2023.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia ETF Trust I